SCHEDULE OF IDENTIFIABLE INTANGIBLE ASSETS CARRYING VALUE (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Finite-lived Intangible Assets, Gross	$ 39,251	$ 39,251	$ 39,288
Finite-lived Intangible Assets, Accumulated Amortization	(31,237)	(27,900)	(23,439)
Finite-lived Intangible Assets, Net Carrying Value	$ 8,014	$ 11,351	15,849
CLIA Lab [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived Intangible Asset, Useful Life (Years)	2 years 3 months 18 days	2 years 3 months 18 days
Finite-lived Intangible Assets, Gross	$ 609	$ 609	609
Asuragen Acquisition [Member] | Thyroid [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived Intangible Asset, Useful Life (Years)	9 years	9 years
Finite-lived Intangible Assets, Gross	$ 8,519	$ 8,519	8,519
RedPath Acquisition [Member] | Pancreas Test [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived Intangible Asset, Useful Life (Years)	7 years	7 years
Finite-lived Intangible Assets, Gross	$ 16,141	$ 16,141	16,141
RedPath Acquisition [Member] | Barrett's Test [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived Intangible Asset, Useful Life (Years)	9 years	9 years
Finite-lived Intangible Assets, Gross	$ 6,682	$ 6,682	6,719
BioPharma Acquisition [Member] | Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived Intangible Asset, Useful Life (Years)	10 years	10 years
Finite-lived Intangible Assets, Gross	$ 1,600	$ 1,600	1,600
BioPharma Acquisition [Member] | Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived Intangible Asset, Useful Life (Years)	8 years	8 years
Finite-lived Intangible Assets, Gross	$ 5,700	$ 5,700	$ 5,700